LONG TERM LOAN	12 Months Ended
Dec. 31, 2015
LONG TERM LOAN
LONG TERM LOAN

14.LONG TERM LOAN

On June 27 and September 25, 2014, the Company entered into two unsecured long-term loan arrangements with the Bank of Jiangsu (Beijing Branch), the principal of which were RMB17.04 million and RMB4.5 million, respectively, with an annual interest rate of 7.995% (before November 22, 2014) or 7.800% (after November 22, 2014).

Future installment repayment schedule according to the loan agreements are as follows:

	December 31, 2015
	RMB’000	US$’000

2016	7,180	1,108
2017	4,340	670

Total	11,520	1,778